Revenue	12 Months Ended
Dec. 31, 2024
Receivables from contracts with customers [abstract]
Revenue
24.
Revenue

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Revenue from contracts with customers	23,517,064	21,356,228	22,695,909

a)
The Group is primarily engaged in the assembly and testing services of high-integration and high-precision integrated circuits, and recognized revenue based on the progress towards completion of performance obligation during the service period. Information on revenue disaggregation is provided in Note 41.
b)
Contract assets

The Group has recognized the following contract assets in relation to revenue from contracts with customers:

	January 1, 2023	December 31, 2023	December 31, 2024
	NT$000	NT$000	NT$000
Contract assets	381,358	383,883	397,747

c)
The information relating to loss allowance for contract assets is provided in Note 40 a).
d)
All of the service contracts are for periods of one year or less. As permitted under IFRS 15, “Revenue from Contracts with Customers”, the transaction price allocated to these unsatisfied contracts is not disclosed.